LEGG MASON TAX-FREE INCOME FUND

                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust


         Supplement to the Primary Class Prospectus dated July 31, 2002


Maryland Tax-Free Income Trust

         The following  sentence is added to the end of the sole paragraph under
the  section  entitled  "Investment   Objective"  on  page  one  of  the  fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

         The second full paragraph under the section entitled "Principal Investment Strategies" on page one of the fund's Prospectus is replaced in its entirety with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax.


Pennsylvania Tax-Free Income Trust

         The following  sentence is added to the end of the sole paragraph under
the  section  entitled  "Investment   Objective"  on  page  two  of  the  fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

         The second full paragraph under the section entitled "Principal Investment Strategies" on page three of the fund's Prospectus is replaced in its entirety with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Pennsylvania state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

Tax-Free Intermediate-Term Income Trust

         The following sentence is added to the end of the sole paragraph under the section entitled "Investment Objective" on page four of the fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.


                   This Supplement is dated December 31, 2002.

                         LEGG MASON TAX-FREE INCOME FUND

                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust


      Supplement to the Institutional Class Prospectus dated July 31, 2002


Maryland Tax-Free Income Trust

         The following  sentence is added to the end of the sole paragraph under
the  section  entitled  "Investment   Objective"  on  page  one  of  the  fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

         The second full paragraph under the section entitled "Principal Investment Strategies" on page one of the fund's Prospectus is replaced in its entirety with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax.


Pennsylvania Tax-Free Income Trust

         The following  sentence is added to the end of the sole paragraph under
the  section  entitled  "Investment   Objective"  on  page  two  of  the  fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

         The second full paragraph under the section entitled "Principal Investment Strategies" on page two of the fund's Prospectus is replaced in its entirety with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Pennsylvania state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

Tax-Free Intermediate-Term Income Trust

         The following sentence is added to the end of the sole paragraph under the section entitled "Investment Objective" on page three of the fund's
Prospectus:

         The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.


                   This Supplement is dated December 31, 2002.

                         LEGG MASON TAX-FREE INCOME FUND
                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust


                    Supplement dated December 31, 2002 to the
             Statement of Additional Information dated July 31, 2002

The section titled "Fund Policies" beginning on Page 2 of the Statement of Additional Information ("SAI") is replaced in its entirety with the following. You should retain this Supplement with your SAI for future reference.

                                  FUND POLICIES

         The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

         Maryland Tax-Free's investment objective is to seek a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. Pennsylvania Tax-Free's investment objective is to seek a high level of current income exempt from federal income tax and Pennsylvania personal income tax, consistent with prudent investment risk and preservation of capital. Tax-Free Intermediate's investment objective is to seek a high level of current income exempt from federal income tax, consistent with prudent investment risk. The investment objective of each fund is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval upon 60 days' written notice to shareholders.

         Each fund has adopted the following fundamental investment limitations, which cannot be changed except by a vote of its shareholders.

         Each fund may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         As a fundamental policy, under normal circumstances, Maryland Tax-Free and Pennsylvania Tax- Free will each invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland and Pennsylvania state and local taxes, respectively, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). As a fundamental policy, under normal circumstances, Tax-Free Intermediate will maintain at least 80% of its net assets in municipal obligations the interest on which is not a Tax Preference Item.

         The foregoing fundamental investment limitations may be changed with respect to a fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry. For the purpose of a fund's fundamental limitation on concentration, private activity bonds issued by non-governmental users ("PABs") will not be considered municipal obligations.

         The following are some of the non-fundamental investment limitations that each fund currently observes:

1. Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Each fund may invest up to 15% of its net assets in illiquid securities. For this purpose, illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security.

3. Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
         (i) this policy does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4. Each fund may not purchase securities on margin, except that (1) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         Each fund is a non-diversified fund; however, each fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that, among other things, at the close of each quarter of the fund's taxable year (1) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other RICs.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments in an effort to maintain the required asset coverage and adequate liquidity.

         Unless  otherwise   stated,   each  fund's   investment   policies  and
limitations are non-fundamental and may be changed without shareholder approval.

                                    * * * * *

         The following paragraph replaces the second full paragraph appearing under the section "Fixed, Variable and Floating Rate Obligations" on page 8 of the SAI.

         There is no limitation on the percentage of a fund's assets that may be invested in variable rate obligations. However, each fund will limit the value of its investment in any variable rate securities that are illiquid and in all other illiquid securities to 15% or less of its net assets.

                                    * * * * *

         The following  information replaces in its entirety similar information
in  the  sections  titled  "Reverse   Repurchase   Agreements,   and  Repurchase
Agreements" beginning on page 9 of the SAI.

Reverse Repurchase Agreements

         A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment. A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

         When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds are invested would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement at a rate lower than the cost of the agreement, engaging in the agreement will lower the fund's yield. While engaging in reverse repurchase agreements, each fund will maintain cash or other appropriate liquid securities in a segregated account at its custodian bank with a value at least equal to the fund's obligation under the agreements.

         As the SEC considers reverse repurchase agreements to be borrowings, the funds will not engage in reverse repurchase agreements if total borrowings exceed 33 1/3% of their total assets.

Repurchase Agreements

         A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by the adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, the adviser monitors the creditworthiness of parties with which a fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system. A fund's income from repurchase agreements would be taxable.

         In applying its investment policies and limitations, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.